Document and Entity Information	Oct. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832038
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity Registrant Name	Adagio Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	85-1403134
Entity Address, Address Line One	303 Wyman Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ADGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false